UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

Investment Company Act file number:  811-6259

                          Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street

P.O. Box 82535

                      Lincoln, NE  68501-2535

(Address of principal executive offices)

Jon C. Gross

Stratus Fund, Inc.

P.O. box 82535

                 Lincoln, Nebraska  68501-2535

(Name and address of agent for service)

Registrant’s telephone number:	(402) 323-1846
(888) 769-2362

Date of fiscal year end:	June 30
Date of reporting period:	December 31, 2011

Item 1.  Report to Stockholders

STRATUS FUND, INC.

Semi-Annual Report to Shareholders

December 31, 2011

Table of Contents

Performance

1

Expense Example

3

Financial Statements

Schedules of Investments

5

Statements of Assets and Liabilities

10

Statements of Operations

11

Statements of Changes in Net Assets

12

Financial Highlights

13

Notes to Financial Statements

17

Approval of Investment Advisory Agreement

25

Other Information

27

PERFORMANCE

Average Annual Return

End of Period (12/31/2011) Values

1 Year

(3.90%)

Growth Institutional Shares

$753,134.75

5 Years

(1.49%)

S&P 500

$970,613.50

10 Years

1.50%

Average Annual Return

End of Period (12/31/2011) Values

1 Year

(3.82%)

Growth Retail Shares

$13,891.32

5 Years

(1.48%)

S&P 500

$15,901.18

10 Years

1.49%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.  Average annual return in the chart above assumes reinvestment of dividends and capital gains.  Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares.

Average Annual Return

End of Period (12/31/2011) Values

1 Year

4.78%

Government Securities Institutional Shares

$558,288.75

5 Years

5.03%

Merrill Lynch U.S. Treasury Inter-Term Bond

$636,958.50

10 Years

3.96%

Average Annual Return

End of Period (12/31/2011) Values

1 Year

4.78%

Government Securities Institutional Shares

$17,428.48

5 Years

5.05%

Merrill Lynch U.S. Treasury Inter-Term Bond

$19,721.67

10 Years

3.90%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.  Average annual return in the chart above assumes reinvestment of dividends and capital gains.  Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares.

EXPENSE EXAMPLE

(Unaudited)

As a shareholder of Stratus Fund, Inc. (the Fund) you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at July 1, 2011 and held until December 31, 2011.

The “Actual” section of the table provides information about actual account values and actual expenses.  You may use the information in these columns, together with amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Six Months Ended December 31, 2011” to estimate the expenses you paid on your account during this period.

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
(Unaudited)

	Beginning Account Value at July 1, 2011	Ending Account Value Using Actual Return at December 31, 2011	Expenses Paid During Six Months Ended December 31, 2011*

Actual
Growth Institutional	$ 1,000.00	$ 920.70	$ 5.81
Growth Retail	$ 1,000.00	$ 921.00	$ 5.81
Government Securities Institutional	$ 1,000.00	$ 1,025.60	$ 4.90
Government Securities Retail	$ 1,000.00	$ 1,025.60	$ 4.90

	Beginning Account Value at July 1, 2011	Ending Account Value Using 5% Return at December 31, 2011	Expenses Paid During Six Months Ended December 31, 2011*
Hypothetical (5% return before expenses)
Growth Institutional	$ 1,000.00	$ 1,019.16	$ 6.11
Growth Retail	$ 1,000.00	$ 1,019.16	$ 6.11
Government Securities Institutional	$ 1,000.00	$ 1,020.37	$ 4.89
Government Securities Retail	$ 1,000.00	$ 1,020.37	$ 4.89

* Expenses are equal to the Fund's annualized expense ratio of 1.20% (Growth Portfolio Institutional and Retail Shares) and 0.96%
(Government Securities Portfolio Institutional and Retail Shares), multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period).

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2011
(Unaudited)

		Percent of
Shares	Common Stock - 97.14%	Net Assets	Fair Value

	Basic Materials	0.69%
10,000	Freeport-McMoRan Copper & Gold, Inc.		$367,900

	Consumer Discretionary	12.38%
33,000	Best Buy Company, Inc.		771,210
75,000	Comcast Corp.		1,778,250
14,000	Jarden Corp.		418,320
30,000	Lowe's Companies, Inc.		761,400
12,000	Target Corp.		614,640
30,000	Viacom, Inc.		1,362,300
24,000	Walt Disney Co.		900,000
			6,606,120

	Consumer Staples	12.05%
27,000	CVS Caremark Corp.		1,101,060
30,000	Pepsico, Inc.		1,990,500
25,000	Procter & Gamble Co.		1,667,750
28,000	Wal-Mart Stores, Inc.		1,673,280
			6,432,590

	Energy	11.54%
8,000	Apache Corporation		724,640
26,000	Exxon Mobil Corp.		2,203,760
15,000	Occidental Petroleum Corp.		1,405,500
13,000	Schlumberger Limited		888,030
12,000	Transocean Limited		460,680
16,000	Ultra Petroleum Corp. *		474,080
			6,156,690

	Financials	11.56%
35,000	Bank of America Corp.		194,600
12	Berkshire Hathaway, Inc. - A *		1,377,060
7,000	Goldman Sachs Group, Inc.		633,010
40,000	JPMorgan Chase & Co.		1,330,000
28,000	Legg Mason, Inc.		673,400
25,000	MetLife, Inc.		779,500
35,000	Redwood Trust, Inc.		356,300
30,000	Wells Fargo & Company		826,800
			6,170,670

	Health Care	15.17%
28,000	Abbott Laboratories		1,574,440
7,000	Becton, Dickinson and Company		523,040
19,000	Covidien plc		855,190
25,000	Johnson & Johnson		1,639,500
15,000	Medtronic, Inc.		573,750
12,000	Novartis AG		686,040
11,000	Teval Pharmaceutical Industries, Ltd.		443,960
25,000	United Health Group, Inc.		1,267,000
10,000	Zimmer Holdings, Inc. *		534,200
			8,097,120
5
GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2011
(Unaudited)

		Percent of
Shares	Common Stock - 97.14%	Net Assets	Fair Value

	Industrials	9.66%
10,000	3M Co.		$817,300
29,000	Exelis, Inc.		262,450
105,000	General Electric Co.		1,880,550
14,500	ITT Corp.		280,285
6,000	Lockheed Martin Corp.		485,400
30,000	Terex Corp. *		405,300
8,000	United Parcel Service, Inc.		585,520
17,000	Xylem, Inc.		436,730
			5,153,535

	Technology	22.09%
4,500	Apple, Inc.*		$1,822,500
110,000	Cisco Systems, Inc.*		1,988,800
10,000	Hewlett-Packard Co.		257,600
18,000	Intel Corp.		436,500
95,000	Microsoft Corp.		2,466,200
15,000	NetApp, Inc. *		544,050
50,000	Oracle Corp.		1,282,500
10,000	QUALCOMM, Inc.		547,000
40,000	Texas Instruments, Inc.		1,164,400
70,000	Western Union Co.		1,278,200
			11,787,750

	Telecommunications	2.00%
38,000	Vodafone Group Plc		1,065,140
			1,065,140

	Other Securities - 2.68%
1,427,615	Goldman Sachs Financial Square Government Fund	2.68%	1,427,615

	Total investments in securities (cost $50,162,073)	99.82%	$53,265,130
	Other assets, less liabilities	0.18%	95,964
	NET ASSETS	100.00%	$53,361,094
*Indicates nonincome-producing security
Industry classifications are unaudited
See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2011
(Unaudited)

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	26.46%
$500,000	Federal Farm Credit Bank 4.12% due 3/9/21		$503,072
2,000,000	Federal Home Loan Bank 1.125% due 5/18/12		2,007,532
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,516,743
2,500,000	Federal Home Loan Bank 5.00% due 3/09/12		2,522,353
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,072,441
1,500,000	Federal Home Loan Mortgage 1.6% due 8/10/2015		1,510,078
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,255,684
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,178,025
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,373,938
			14,939,866

	Mortgage Backed Securities	13.58%
1,202,600	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		1,274,535
271,752	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		292,668
26,242	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		28,147
91,894	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		99,656
115,351	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		124,950
41,601	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		45,272
429,680	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		443,803
139,685	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		146,590
21,800	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		23,696
1,091,497	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		1,186,421
69,959	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		75,662
53,604	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		57,974
228,683	Government National Mortgage Assn. Pool 1.625% due 8/20/34		236,724
158,290	Government National Mortgage Assn. Pool 1.625% due 8/20/32		151,248
622,959	Government National Mortgage Assn. Pool 4.50% due 5/15/18		677,548
673,120	Government National Mortgage Assn. Pool 5.00% due 11/15/33		749,919
2,000,000	Government National Mortgage Assn. CMBS 3.147% due 5/16/40		2,051,996
			7,666,809

	Treasury Notes/Bonds/Inflation Protected Securities	39.19%
2,000,000	US Treasury Note 2.125% due 8/15/21		2,051,250
3,000,000	US Treasury Note 2.375% due 2/28/15		3,183,048
2,000,000	US Treasury Note 2.75% due 2/15/19		2,190,468
1,000,000	US Treasury Note 3.125% due 4/30/13		1,038,555
1,000,000	US Treasury Note 3.50% due 5/31/13		1,046,094
2,000,000	US Treasury Note 5.125% due 5/15/16		2,379,844
2,161,720	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,461,659
2,465,760	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,578,453
2,444,694	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,696,038
2,121,000	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,498,968
			22,124,377

	Corporate Bonds	13.73%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,185,823
1,000,000	Berkshire Hathaway 5.00% due 8/15/13		1,064,851
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,167,534
500,000	Pfizer, Inc. 6.20% due 3/15/19		616,953
1,000,000	Procter & Gamble 1.8% due 11/15/15		1,032,631
1,000,000	SBC Communications 5.10% due 9/15/14		1,101,444
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,583,181
			7,752,417

	Other Securities	6.35%
2,712,113	Goldman Sachs Financial Square Government Fund		2,712,113
876,455	JP Morgan U.S. Government Fund		876,455
			3,588,568

	Total investments in securities (cost $51,794,346)	99.31%	$56,072,037
	Cash	0.04%	22,735
	Other assets, less liabilities	0.65%	364,243
	TOTAL NET ASSETS	100.00%	$56,459,015

See accompanying notes to financial statements

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011
(Unaudited)

		Government
	Growth	Securities
Assets:	Portfolio	Portfolio
Investments in securities at fair value
(cost $50,162,073 and $51,794,346)	$ 53,265,130	$ 56,072,037
Cash	-	22,735
Accrued interest and dividends receivable	125,422	382,446
Prepaid expense	1,354	1,354
Total assets	$ 53,391,906	$ 56,478,572

Liabilities:
Accrued expenses, including investment management
and distribution expense payable to adviser,
administrator and distributor (note 4)	22,388	19,557
Payable to custodian	8,424	-
Total liabilities	30,812	19,557

Net assets applicable to outstanding capital stock	$ 53,361,094	$ 56,459,015

Net assets are represented by:
Capital stock, authorized 20 million and 10 million shares respectively;
outstanding, at $.001 par (note 6)	$ 3,831	$ 5,267
Additional paid-in capital	51,873,409	52,283,849
Accumulated undistributed net investment gain	-	11,945
Accumulated net realized loss on investments	(1,619,203)	(119,737)
Unrealized appreciation	3,103,057	4,277,691
Total net assets applicable to shares outstanding	$ 53,361,094	$ 56,459,015

Shares outstanding and net asset value per share:
Institutional class net assets	$ 53,184,432	$ 56,455,857
Institutional shares of Capital Stock outstanding	3,818,125	5,266,774
Net Asset Value and offering price per share - Institutional shares	$ 13.93	$ 10.72

Retail class net assets	$ 176,662	$ 3,158
Retail shares of Capital Stock outstanding	12,852	295
Net Asset Value per share - Retail shares	$ 13.75	$ 10.72
Maximum sales charge (note 4)	0.65	0.33
Maximum offering price to public	$ 14.40	$ 11.05

See accompanying notes to financial statements

STATEMENTS OF OPERATIONS
Six Months Ended December 31, 2011
(Unaudited)

		Government
	Growth	Securities
Investment income:	Portfolio	Portfolio

Dividends	$ 596,955	$ 242
Interest	-	893,431
Other income	465	-
Total investment income	$ 597,420	$ 893,673

Expenses:
Investment advisory fees (note 4)	$ 206,866	$ 141,594
Administration fees (note 4)	68,955	70,797
Accounting and auditing	24,595	23,767
Directors' compensation	22,500	22,500
Securities pricing	3,098	3,992
Other operating expenses	5,427	10,514
Total expenses	331,441	273,164
Net investment income	$ 265,979	$ 620,509

Realized and unrealized gain on investments:
Net realized gain	$ 651,306	$ 5,772
Net unrealized appreciation (depreciation)
Beginning of period	8,900,928	3,477,070
End of period	3,103,057	4,277,691
Net unrealized appreciation (depreciation)	(5,797,871)	800,621
Net realized and unrealized gain (loss) on investments	(5,146,565)	806,393

Net increase (decrease) in net assets resulting from operations	($4,880,586)	$ 1,426,902

See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended December 31, 2011 and the
Year ended June 30, 2011

			Government
	Growth Portfolio		Securities Portfolio
	Period Ended		Period Ended
	December 31, 2011	Year Ended	December 31, 2011	Year Ended
	(Unaudited)	June 30, 2011	(Unaudited)	June 30, 2011
Operations:
Net investment income	$ 265,979	$ 423,394	$ 620,509	$ 1,552,467
Net realized gain on investments	651,306	2,177,360	5,772	1,349
Unrealized appreciation (depreciation)	(5,797,871)	9,697,769	800,621	(86,302)
Net increase (decrease) in net assets resulting from operations	(4,880,586)	12,298,523	1,426,902	1,467,514

Distributions to shareholders from:
Net investment income
Institutional Class	492,271	325,704	627,174	1,532,145
Retail Class	1,653	1,064	35	84
	493,924	326,768	627,209	1,532,229
Net realized gains
Institutional Class	-	-	-	-
Retail Class	-	-	-	-
	-	-	-	-

Total distributions	493,924	326,768	627,209	1,532,229

Capital share transactions (note 6):
Proceeds from sales	3,109,659	6,563,572	5,124,732	10,402,639
Payment for redemptions	(5,526,747)	(7,608,796)	(6,297,826)	(11,890,954)
Reinvestment of net investment income	315,300	205,169	423,694	1,057,807
Reinvestment of net realized gains	-	-	-	-
Total increase (decrease) from capital share transactions	(2,101,788)	(840,055)	(749,400)	(430,508)
Total increase (decrease) in net assets	(7,476,298)	11,131,700	50,293	(495,223)

Net Assets:
Beginning of period	60,837,392	49,705,692	56,408,722	56,903,945
End of period	$ 53,361,094	$ 60,837,392	$ 56,459,015	$ 56,408,722

Undistributed net investment income:	$ -	$ 157,396	$ 11,945	$ 24,693

See accompanying notes to financial statements

GROWTH PORTFOLIO INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2011 and the
Years Ended June 30, 2011, 2010, 2009, 2008, and 2007
	Period Ended
	December 31, 2011
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value:
Beginning of period	$ 15.27		$ 12.30	$ 11.19	$ 15.20	$ 18.03	$16.55
Income from investment operations
Net investment income	0.07		0.11	0.08	0.11	0.10	0.07
Net realized and unrealized gain (loss) on investments	(1.28)		2.94	1.12	(3.90)	(1.46)	1.84
Total income (loss) from investment operations	(1.21)		3.05	1.20	(3.79)	(1.36)	1.91

Less distributions
Dividends from net investment income	(0.13)		(0.08)	(0.09)	(0.14)	(0.08)	(0.05)
Distribution from net realized gains	0.00		0.00	0.00	(0.08)	(1.39)	(0.38)
Total distributions	(0.13)		(0.08)	(0.09)	(0.22)	(1.47)	(0.43)

End of period	$ 13.93		$ 15.27	$ 12.30	$ 11.19	$ 15.20	$18.03

Total return:	(7.93%)		24.84%	10.62%	(24.87%)	(8.32%)	11.80%

Ratios/Supplemental data:
Net assets, end of period	$ 53,184,432		$ 60,640,002	$ 49,527,391	$ 47,022,529	$ 61,208,636	$66,680,820
Ratio of expenses to average net assets	1.20%	(a)	1.18%	1.18%	1.16%	1.12%	1.15%
Ratio of net investment income to average net assets	0.96%	(a)	0.73%	0.59%	0.97%	0.62%	0.39%
Portfolio turnover rate	12.13%		29.56%	36.68%	23.09%	35.42%	41.50%

Per share amounts calculated on average shares outstanding

(a) Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GROWTH PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2011 and the
Years Ended June 30, 2011, 2010, 2009, 2008, and 2007

	Period Ended
	December 31, 2011
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value:
Beginning of period	$15.07		$12.14	$11.05	$15.01	$17.82	$16.34
Income from investment operations
Net investment income	0.07		0.11	0.08	0.11	0.10	0.07
Net realized and unrealized gain (loss) on investments	(1.26)		2.90	1.10	(3.85)	(1.44)	1.84
Total income (loss) from investment operations	(1.19)		3.01	1.18	(3.74)	(1.34)	1.91

Less distributions
Dividends from net investment income	(0.13)		(0.08)	(0.09)	(0.14)	(0.08)	(0.05)
Distribution from net realized gains	0.00		0.00	0.00	(0.08)	(1.39)	(0.38)
Total distributions	(0.13)		(0.08)	(0.09)	(0.22)	(1.47)	(0.43)

End of period (a)	$13.75		$15.07	$12.14	$11.05	$15.01	$17.82

Total return: (a)	(7.90%)		24.84%	10.57%	(24.85%)	(8.31%)	11.95%

Ratios/Supplemental data:
Net assets, end of period	$176,662		$197,390	$178,301	$224,791	$325,211	$471,466
Ratio of expenses to average net assets	1.20%	(b)	1.18%	1.18%	1.16%	1.12%	1.15%
Ratio of net investment income to average net assets	0.96%	(b)	0.73%	0.59%	0.97%	0.62%	0.39%
Portfolio turnover rate	12.13%		29.56%	36.68%	23.09%	35.42%	41.50%

Per share amounts calculated on average shares outstanding

(a) Excludes maximum sales load of 4.5%
(b)Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2011 and the
Years Ended June 30, 2011, 2010, 2009, 2008, and 2007

	Period Ended
	December 31, 2011
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value:
Beginning of period	$ 10.57		$ 10.58	$ 10.28	$ 10.02	$9.70	$9.61
Income from investment operations
Net investment income	0.12		0.29	0.30	0.29	0.37	0.35
Net realized and unrealized gain (loss) on investments	0.15		(0.01)	0.29	0.28	0.32	0.09
Total income from investment operations	0.27		0.28	0.59	0.57	0.69	0.44

Less distributions
Dividends from net investment income	(0.12)		(0.29)	(0.29)	(0.31)	(0.37)	(0.35)
Total distributions	(0.12)		(0.29)	(0.29)	(0.31)	(0.37)	(0.35)

End of period	$ 10.72		$ 10.57	$ 10.58	$ 10.28	$10.02	$9.70

Total return:	2.56%		2.67%	5.88%	5.76%	7.25%	4.62%

Ratios/Supplemental data:
Net assets, end of period	$ 56,455,857		$ 56,405,643	$ 56,900,642	$ 53,364,244	$51,131,987	$48,390,268
Ratio of expenses to average net assets	0.96%	(a)	0.94%	0.92%	0.87%	0.88%	0.91%
Ratio of net investment income to average net assets	2.19%	(a)	2.76%	2.88%	2.96%	3.76%	3.60%
Portfolio turnover rate	10.59%		6.96%	18.44%	17.54%	22.14%	11.02%

Per share amounts calculated on average shares outstanding

(a)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

GOVERNMENT SECURITIES PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2011 and the
Years Ended June 30, 2011, 2010, 2009, 2008, and 2007

	Period Ended
	December 31, 2011
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value:
Beginning of period	$ 10.57		$ 10.58	$ 10.28	$10.02	$9.70	$9.61
Income from investment operations
Net investment income	0.12		0.29	0.30	0.29	0.37	0.35
Net realized and unrealized gain (loss) on investments	0.15		(0.01)	0.30	0.28	0.32	0.07
Total income from investment operations	0.27		0.28	0.60	0.57	0.69	0.42

Less distributions
Dividends from net investment income	(0.12)		(0.29)	(0.30)	(0.31)	(0.37)	(0.33)
Distribution from capital gains	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(0.12)		(0.29)	(0.30)	(0.31)	(0.37)	(0.33)

End of period (a)	$ 10.72		$ 10.57	$ 10.58	$10.28	$10.02	$9.70

Total return: (a)	2.56%		2.65%	5.98%	5.76%	7.25%	4.62%

Ratios/Supplemental data:
Net assets, end of period	$ 3,158		$ 3,079	$ 3,303	$12,602	$12,021	$11,307
Ratio of expenses to average net assets	0.96%	(b)	0.94%	0.92%	0.87%	0.88%	0.91%
Ratio of net investment income to average net assets	2.19%	(b)	2.76%	2.88%	2.96%	3.76%	3.60%
Portfolio turnover rate	10.59%		6.96%	18.44%	17.54%	22.14%	11.02%

(a) Excludes maximum sales load of 3.0%
(b) Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2011

1.

Organization

Stratus Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  At December 31, 2011, the following series were authorized and had shares outstanding:

Growth Portfolio                                                       Government Securities Portfolio

Both the Growth Portfolio and the Government Securities  Portfolio (each a Portfolio and collectively the Portfolios) have two classes of shares authorized and outstanding: retail and institutional.

2.

Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its Portfolios’ financial statements.

Use of Estimates:  In preparing its Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period.  Actual results could differ from those estimates.

Valuation of Investments

Investment securities are carried at fair value determined using the following valuation methods:

•

Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price as reported by an independent pricing service.  Investments in mutual funds are valued at the quoted net asset value for the fund.  Debt securities held by the Portfolios are valued using market quotations when available.

•

In the event that the price of a security is not available from the pricing services, one or more brokerage firms are contacted to obtain the most recent price available for the security.

•

Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Board of Directors.  Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

All securities are valued at the close of each business day.

The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31,     2011, the Growth Portfolio had no such exchange traded options nor were any purchased during the year then ended.

The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale).  When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer.  The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale.  The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities.  A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.  The Portfolios did not enter into any short sale transactions for the period ended December 31, 2011.

Security Transactions and Investment Income

Security transactions are accounted for on the date securities are purchased or sold (trade date).  Dividend income is recognized on the ex-dividend date and interest income is accrued daily.  Amortization of premium and accretion of discount is accrued daily using the constant yield method and is included in interest income.  Realized investment gains and losses are determined by specifically identifying the issue sold.

Expenses

With the exception of class specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets.  Class specific expenses are borne solely by that class.

Federal Income Taxes

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute substantially all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law.  Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America.  These book/tax differences are either temporary or permanent in nature.  To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated undistributed net investment income or accumulated net realized gain/loss, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax.  There will be no net realized gain distributions until the net realized capital loss carry forwards have been offset or expired.

The Portfolios have no material uncertain tax benefits as of December 31, 2011.  All tax years prior to the fiscal year ended June 30, 2007 are closed to examination.  It is the policy of the Portfolios to recognize accrued interest and penalties related to uncertain tax benefits in income taxes.

Distribution to Shareholders

Dividends to shareholders are recorded on the ex-dividend date.  The Government Securities Portfolio may declare dividends monthly and the Growth Portfolio may declare dividends annually.  The dividends declared become payable immediately.  Net realized gains, if any, are distributed annually.

Fair Value Measurements

The Fair Value Measurements and Disclosures topic of the FASB (Financial Accounting Standards Board) Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  The various inputs that may be used to determine the fair value are summarized in three levels:

Level 1 -  Quoted prices in active markets for identical securities

Level 2 -  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In measuring fair value, the Fund primarily uses valuations based on market data.  The inputs used for each asset class is as follows:

Level 1

•

Common Stock – Comprised of actively traded, exchange listed equity securities.  Valuation is determined by quoted prices in active markets.

•

Other Securities – Comprised of money market funds that have daily quoted net asset values.

Level 2

•

Government Agency – Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Mortgage Backed Securities– Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Treasury Notes/Bonds/Inflation Protected Securities– Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

•

Corporate Bonds– Valuation is determined by using a collaboration of the following inputs: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

The Fund made no transfers between Levels 1 and 2 during the period ended December 31, 2011.  The following is a summary of the inputs used to value each of the Portfolio’s investments as of December 31, 2011:

Growth Portfolio:

Level 1

Level 2

 Level 3

Common Stock	$ 51,837,515	(1)	$ -	$ -
Money Markets	1,427,615
Totals	$ 53,265,130		$ -	$ -

(1) All common stocks in the portfolio are Level 1 and further detail by industry is disclosed in the schedule of investments.

Government Securities Portfolio:

Level 1

Level 2

 Level 3

Government Agency Bonds	$ -	$ 14,939,866	$ -
Mortgage Backed Securities	-	7,666,809	-
Treasury Notes/Bonds/
Inflation Protected Securities	-	22,124,377	-
Corporate Bonds	-	7,752,417	-
Money Markets	$ 3,588,568	-	-
Totals	$ 3,588,568	$ 52,483,469	$ -

3.

Federal Income Tax Information

Distributions paid during the years ended June 30, 2011 and 2010, totaled $326,768 and $358,424 for the Growth Portfolio, respectively, $1,532,229 and $1,562,837 for the Government Securities Portfolio, respectively, and were all characterized as ordinary income for tax purposes.  No realized gains were distributed for either the Growth Portfolio or the Government Securities Portfolio for the years ended June 30, 2011 and 2010.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2011, the components of the tax basis cost of investments and net unrealized appreciation for the Growth Portfolio and Government Securities Portfolio were as follows:

	Growth	Government Securities
Federal tax cost of investments	$ 51,839,021	$ 52,609,995

Unrealized appreciation	$ 11,274,799	$ 3,508,607
Unrealized depreciation	(2,373,871)	(31,537)
Net unrealized appreciation	$ 8,900,928	$ 3,477,070

As of June 30, 2011 the components of distributable earnings on a tax basis were as follows:

	Growth	Government Securities
Net unrealized appreciation	$ 8,900,928	$ 3,477,070
Undistributed ordinary income	$ 157,396	$ 26,711
Undistributed capital gains	$ -	$ -
Accumulated capital losses	$ (2,270,509)	$ (131,557)

The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.  The Growth Portfolio had unused capital loss carryforwards of $2,270,509, available for federal income tax purposes, at June 30, 2011 which expire as follows: $2,270,509 in 2018.  The Government Securities Portfolio had unused capital loss carryforwards of $131,557, available for federal income tax purposes, at June 30, 2011, which expire as follows: $15,768 in 2012, $24,307 in 2013, $3,160 in 2014, $44,280 in 2015, $18,376 in 2016 and $25,666 in 2017.

4.

Fees, Expenses and Related Party Transactions

  Investment Advisory Services

The Fund and its Portfolios have retained a related company, Union Investment Advisors, Inc. (the Advisor) as the investment advisor for the Fund’s assets.

Under the investment advisory agreement the Advisor receives fees for services rendered at the following rates per annum of the average daily net assets of the Portfolios:

Portfolio

Annual Fee Rate

Growth

.75%

Government Securities

.50%

Administrative Services; Transfer Agent; Custodian

The Fund has retained Adminisystems, Inc. (the Administrator) to act as transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund.  The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets.  The Fund has retained Union Bank & Trust Company, a related party, as custodian for the Fund’s assets.  The Portfolios have recorded amounts payable to the custodian reflecting overdrafts which occur in the ordinary course of business due to the timing of settlements.

Distribution Services

The Fund has selected Nelnet Capital, LLC (the Distributor), a company related through common management to the Advisor and Union Bank & Trust Company, to act as the underwriter and distributor of the fund’s shares. Retail shares for the
Growth portfolio include a maximum sales charge of 4.5%.  Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%.  For sales of both Portfolios of $50,000 or more, the sales charge is reduced.

Fees

Under the terms of the advisory and administrative agreements outlined above, the Portfolios collectively incurred $348,460 and $139,752, respectively, for such services during the period ended December 31, 2011.

At December 31, 2011, the following accrued investment advisory and administrative fees were payable to the Advisor and Administrator.

Payable to

Payable to

Advisor

Administrator

     Total

Growth Portfolio	$ 33,913	$ 11,304	$ 45,217
Government Securities Portfolio	23,930	11,965	35,895

Brokerage Services

In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios can use Nelnet Capital, LLC, a related party, to effect security trades on their behalf.  For the period ended December 31, 2011, the Growth Portfolio paid $7,300 in commission to Nelnet Capital, LLC. As is customary in the industry, the investment advisor evaluates the pricing and ability to execute the transactions in selecting brokers to effect trades.

Ownership of Fund Shares by Management

At December 31, 2011, directors, officers and employees of the Fund, the Advisor and Administrator and their immediate families held the following in each Portfolio under UBATCO & Co., nominee name for Union Bank & Trust Company:

	Shares	Value
Growth Portfolio Institutional Class	31,976	$ 442,918
Growth Portfolio Retail Class	-	-
Government Securities Portfolio Institutional Class	10,481	112,352
Government Securities Portfolio Retail Class	-	-

At December 31, 2011, UBATCO & Co. held the following in each Portfolio:

	Shares	Value
Growth Portfolio Institutional Class	3,813,253	$ 53,118,612
Growth Portfolio Retail Class	5,906	81,210
Government Securities Portfolio Institutional Class	5,265,055	56,441,394
Government Securities Portfolio Retail Class	-	-

5.

Securities Transactions

Purchases of securities and proceeds from sales, excluding short-term securities and US Government obligations, were as follows for each Portfolio for the period ended December 31, 2011:

Proceeds

Purchases

Proceeds

From Calls

Of Securities

From Sales

& Maturities

Growth Portfolio	$ 6,581,775	$ 9,525,127	$ -
Government Securities Portfolio	3,558,238	-	5,415,000

6.

Capital Share Transactions

The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

Transactions in the capital stock of each Portfolio for the period ended December 31, 2011 were as follows:

Growth

Growth

Portfolio

Portfolio

Institutional Shares

Retail Shares

Transactions in shares:

Shares sold	223,080	-
Shares redeemed	(397,875)	(350)
Reinvested dividends	22,448	106
Net increase (decrease)	(152,347)	(244)

Growth

Growth

Portfolio

Portfolio

Institutional Shares

Retail Shares

Transactions in dollars:

Dollars sold	$ 3,109,659	$ -
Dollars redeemed	(5,521,553)	(5,194)
Reinvested dividends	313,826	1,474
Net increase (decrease)	$ (2,098,068)	$ (3,720)

Government

Government

                                                                    Securities Portfolio   Securities Portfolio

Institutional Shares

Retail Shares

Transactions in shares:

Shares sold	478,579	-
Shares redeemed	(588,641)	-
Reinvested dividends	39,644	4
Net increase (decrease)	(70,418)	4

Transactions in dollars:

Dollars sold	$ 5,124,732	$ -
Dollars redeemed	(6,297,826)	-
Reinvested dividends	423,659	35
Net increase (decrease)	$ (749,435)	$ 35

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of Stratus Fund, Inc. oversees the management of the Fund and its investment portfolios, the Government Securities Portfolio and Growth Portfolio (the “Portfolios”), and as required by law, determines annually whether to approve the continuance of the Investment Advisory Agreement between the Fund and Union Investment Advisors (“UIA”).  At a meeting held on July 21, 2011, the Board of Directors (the “Board”), including a majority of the independent directors attending the meeting in person, approved the continuance of the Investment Advisory Agreement for another year.

In preparation for the meeting, the Board received and evaluated information supplied by UIA in response to a letter prepared by counsel to the Fund requesting information relevant to approval of the Investment Advisory Agreement.  The Board considered the factors discussed below in evaluating the continuation of the Investment Advisory Agreement.

The Board reviewed the nature and extent of the services provided by UIA under the Investment Advisory Agreement.  The Board reviewed the credentials and experience of the officers of UIA providing services under the Investment Advisory Agreement and concluded that UIA is providing services in accordance with the Investment Advisory Agreement.  Based on such review, the Board concluded that the range and quality of services provided by UIA under the Investment Advisory Agreement was appropriate.

The Board reviewed the performance of the Portfolios during the past one, three, five and ten year periods against the performance of funds advised by other advisors with investment strategies comparable to those of the Portfolios, and the performance of the Portfolios relative to benchmark indices.  The Board noted that the performance of the Portfolios was generally in line with that of funds in their peer group and their benchmark indices.

In reviewing the advisory fee rate for the Portfolios under the Investment Advisory Agreement, the Board compared effective contractual advisory fee rates and total expense ratios for comparable funds at common asset levels and noted that theadvisory expenses are slightly higher, but that the total expenses of the Fund were in line or lower, than that of funds advised by other advisors with investment strategies comparable to those of the Portfolios.  The Board also considered the fees charged by affiliates of UIA for investment advisory services provided to clients other than mutual funds, and concluded that those fees are comparable to the fees paid by the Portfolios.  The Board concluded that possible economies of scale that might be realized by UIA in management of the Portfolios were not relevant to its deliberation since the Portfolios have not grown in size in recent years.

The Board considered the overall performance of UIA in providing investment advisory and portfolio administrative services to the Fund, and concluded that such performance was satisfactory.

The Board reviewed information concerning the profitability of UIA and its financial condition.  The Board concluded that the compensation to be paid by the Fund under the Investment Advisory Agreement was not excessive.

In determining whether to continue the Investment Advisory Agreement for the Fund, the Board also considered the prior relationship between UIA and the Fund, as well as the Board’s knowledge of UIA’s operations.  The Board noted that substantially all of the investors in the Fund have a relationship with Union Bank & Trust Company, an affiliated company of UIA.

Taking into account all of these factors, the Board determined that UIA’s services, performance and fees were satisfactory.  The Board further determined that the information provided by UIA on comparative expenses and services supported their conclusion that the advisory fees under the Investment Advisory Agreement are reasonable.  Accordingly, the Board approved the continuation of the Investment Advisory Agreement.

OTHER INFORMATION

The Fund provides a complete list of its portfolio holdings four times each fiscal year as of the end of each quarter.  For the second and fourth fiscal quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders.  For the first and third fiscal quarters, the Fund files the list with the Securities and Exchange Commission on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C.  You can obtain information on the operation of the public reference room, including information about duplicating fee charges, by calling1-800-SEC-0330, or by electronic request at the following  e-mail address: publicinfo@sec.gov.  The SEC file number for the Fund is 811-6259.  The Fund makes the information on Form N-Q available to shareholders upon request made by calling (888) 769-2362.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to made by calling (888) 769-2362.  The information is also available on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available, without charge, upon request made by calling (888) 769-2362.  The information is also available on the Commission’s website at http://www.sec.gov.

Item 2.  Code of Ethics

Not applicable

Item 3.  Audit Committee Financial Expert

Not applicable

Item 4.  Principal Accountant Fees and Services

Not applicable

Item 5.  Audit Committee of Listed Registrants

Not applicable

Item 6.  Schedule of Investments

A schedule of investments for the Fund’s investment portfolios is included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors during the period covered by this report.

Item 11.  Controls and Procedures

An evaluation was performed by the officers of Stratus Fund, Inc. (the “Fund”), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund’s disclosure controls and procedures.  Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund’s principal executive officer and principal financial officer concluded that the Fund’s disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer.  There have been no significant changes in the Fund’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 12.  Exhibits

(a)

(1)

Code of Ethics for Principal Executive and Senior Financial Officers.

(2)

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act.

(3)

Not applicable.

(b)

Certifications required by Section 1350 of Chapter 63 of Title 18 of the United States Code.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross___________

      Jon C. Gross
     President

      (Principal Executive Officer)

Date:  February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross___________

      Jon C. Gross

      President
     (Principal Executive Officer)

Date:  February 21, 2012

By /s/ Jeffrey Jewell___________

      Jeffrey Jewell

      Vice-President and Chief Financial Officer
     (Principal Financial Officer)

Date:  February 21, 2012